FAIR VALUE MEASUREMENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
FAIR VALUE MEASUREMENTS

15. Fair Value Measurements

Recurring fair value measurements

The following table sets forth by level within the fair value hierarchy, the Company’s assets and liabilities measured at fair value on a recurring basis (in thousands).

U
	Hierarchy	March 31,	December 31,
	Level	2020	2019
Liabilities
Accrued compensation for phantom shares	3	$1,853	$1,590
Derivative instruments:
Warrant liability - Notes 7 and 10	2	$18	$18

Accrued compensation

The fair market value at date of grant of the phantom shares was based upon the valuation of the Company determined in the bankruptcy process.  The liability will be marked-to-market on a recurring basis using a quoted price if the Company’s common stock is actively traded on a national securities market exchange or in the over the counter market. Since the common stock is not quoted, a reasonable valuation method in accordance with treasury regulations was used.

During the three months ended March 31, 2020 and 2019, non-employee members of the Company’s board of directors were granted a total of 157,500 and 315,000 phantom shares of stock, respectively, which vested upon grant, pursuant to a Non-Employee Director Phantom Stock Plan. Under the grant agreements, the phantom shares entitle the participant to a cash payment equal to the greater of the (1) grant date fair value and (2) the fair market value of one share of common stock of the Company at the date of payment. The cash payments are to be made to a participant upon the first of the following to occur: (i) retirement from the Board; (ii) resignation from the Board; (iii) failure to stand for re-election as a non-employee director of the Board; (iv) removal from the board for reasons other than cause; (v) death of the participant; or (vi) a change of control.

As of March 31, 2020 and December 31, 2019, the Company performed fair value analyses of the phantom shares. A valuation of the Company based on negotiated financing arrangements with several unrelated parties was used to determine the value at both March 31, 2020 and December 31, 2019. The phantom shares issued during 2020, 2019 and 2018 were recorded at the grant date fair value and, pursuant to the grant agreements, cannot be written-down below the grant date fair value. During the three months ended March 31, 2020 and 2019, there was no change in the fair market value of the 2015 and 2016 phantom shares issuances.

Derivative instruments

The fair values (as prescribed by GAAP) of the warrants, the Company’s only derivative instrument, were computed by independent third-party consultants (and validated by the Company) using models that require a variety of inputs, including contractual terms, market prices, exercise prices, and correlations of such inputs. In general, model inputs that are significant to the fair value measurements of the Company’s derivative instruments trade in active markets or are observable in markets that are not active, and, as such, derivative instruments are classified within Level 2 of the fair value hierarchy.

The fair value of the Company’s warrant liability was less than $0.1 as of both March 31, 2020 and December 31, 2019 and was determined using a Monte Carlo simulation-based valuation model. The warrants have a seven-year term and an initial exercise price of $8.40 per share. The assumptions used include a risk-free interest rate of 1.74%, an expected volatility of 70%, and a dividend rate of 0%.

Items disclosed at fair value

The carrying amount and fair value of the debt as of March 31, 2020 and December 31, 2019 are disclosed in the following table (in thousands):

	March 31, 2020		December 31, 2019
	Carrying		Carrying
	Amount	Fair Value	Amount	Fair Value
Total current and non-current debt	$595,376	$539,631	$553,965	$471,890

As of March 31, 2020 and December 31, 2019, the fair value of the Company’s debt was determined using level 3 inputs and the phantom shares were marked to market based on level 3 inputs. There were no changes to the Company’s valuation techniques, and no transfers in or out of Levels 1, 2, or 3.

The Company determined the fair value of the debt at March 31, 2020 and December 31, 2019 based upon assumptions used in the Purchase Agreement, which are considered level 3 inputs.

16. Fair Value Measurements

Recurring fair value measurements

The following table sets forth by level within the fair value hierarchy, the Company’s assets and liabilities measured at fair value on a recurring basis (in thousands).

	Hierarchy	December 31,
	Level	2019	2018
Liabilities
Accrued compensation for phantom shares	3	$1,590	$884
Derivative instruments:
Warrant liability - Note 11	2	$18	$18

Accrued compensation

During each of the years ended December 31, 2019 and 2018, non-executive members of the Company’s board of directors were granted a total of 315,000 phantom shares of stock, which vested upon grant, pursuant to a Non-Employee Director Phantom Stock Plan. Under the grant agreements, the phantom shares entitle the participant to a cash payment equal to the greater of the (1) grant date fair value and (2) the fair market value of one share of common stock of the Company at the date of payment. The cash payments are to be made to a participant upon the first of the following to occur: (i) retirement from the Board; (ii) resignation from the Board; (iii) failure to stand for re-election as a non-employee director of the Board; (iv) removal from the board for reasons other than cause; (v) death of the participant; or (vi) a change of control.

During 2017, the grant agreements with one of the non-executive members of the board of directors were amended to provide for the participant to receive one share of common stock of the Company  for each phantom share at the date of payment instead of a cash payment. The non-executive member of the board  of directors received 90,000 shares of the common stock of the Company  upon resigning in January 2018.

During 2019 and 2018, the Company  performed  fair value analyses of the phantom shares. A valuation of the Company  based on negotiated  financing arrangements with several unrelated  parties was used to determine the value at both December 31, 2019 and December 31, 2018. The phantom shares issued during 2018 and 2019 were recorded at the grant date fair value and, pursuant to the grant agreements, cannot be written-down below the grant date fair value. During 2019, the fair market value of the 2015 and 2016 phantom shares issuances were increased by $0.2 million, which was recorded to General and administrative on the consolidated statements  of operations. During 2018, the fair market value of the 2015 and 2016 phantom shares issuances were decreased by $0.4 million, which was recorded  to General and administrative on the consolidated statements  of operations.

The fair market value at date of grant of the phantom shares was based upon the valuation  of the Company  determined  in the bankruptcy process. The liability will be marked-to-market on a recurring basis using a quoted price if the Company’s common stock is actively traded on a national  securities market exchange or in the over the counter market. Since the common stock is not quoted,  a reasonable  valuation method in accordance  with treasury regulations  was used.

Derivative instruments

The fair values (as prescribed by GAAP) of the warrants, the Company’s only derivative instrument, were computed by independent third-party consultants (and validated by the Company) using models that require a variety of inputs, including contractual terms, market prices, exercise prices, and correlations of such inputs. In general, model inputs that are significant to the fair value measurements of the Company’s derivative instruments trade in active markets or are observable in markets that are not active, and, as such, derivative instruments are classified within Level 2 of the fair value hierarchy.

The fair value of the Company’s warrant liability as of December 31, 2019 and 2018, for the warrants issued at the Effective Date, was determined using a Monte Carlo simulation-based valuation model. The warrants have a seven-year term and an initial exercise price of $8.40 per share. The assumptions used include a risk-free interest rate of 1.74%, an expected volatility of 70%, and a dividend rate of 0%.

Items disclosed at fair value

The carrying amount and fair value of the debt as of December 31, 2019 and 2018 are disclosed in the following table (in thousands):

	December 31, 2019		December 31, 2018
	Carrying		Carrying
	Amount	Fair Value	Amount	Fair Value
Total current and non-current debt	$553,965	$471,890	$427,587	$350,000

As of December 31, 2019 and 2018, the fair value of the Company’s debt was determined using level 3 inputs and the phantom shares were marked to market based on level 3 inputs. There were no changes to the Company’s valuation techniques, and no transfers in or out of Levels 1, 2, or 3.

During 2018, the Company  considered various financing alternatives  to finance the restart of the Hycroft Mine. In considering the financing alternatives  the Company  determined  that as of December 31, 2018 the fair value of the debt no longer approximated the carrying value. The Company  determined  the fair value of the debt at December 31, 2019 and 2018 using potential  financing options that have been presented to the Company,  which are considered level 3 inputs.

Mudrick Capital Acquisition Corporation [Member]
FAIR VALUE MEASUREMENTS

7. FAIR VALUE MEASUREMENTS

The Company follows the guidance in ASC 820 for its financial assets and liabilities that are re-measured and reported at fair value at each reporting period, and non-financial assets and liabilities that are re-measured and reported at fair value at least annually.

The fair value of the Company’s financial assets and liabilities reflects management’s estimate of amounts that the Company would have received in connection with the sale of the assets or paid in connection with the transfer of the liabilities in an orderly transaction between market participants at the measurement date. In connection with measuring the fair value of its assets and liabilities, the Company seeks to maximize the use of observable inputs (market data obtained from independent sources) and to minimize the use of unobservable inputs (internal assumptions about how market participants would price assets and liabilities). The following fair value hierarchy is used to classify assets and liabilities based on the observable inputs and unobservable inputs used in order to value the assets and liabilities:

Level 1:         Quoted prices in active markets for identical assets or liabilities. An active market for an asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2:         Observable inputs other than Level 1 inputs. Examples of Level 2 inputs include quoted prices in active markets for similar assets or liabilities and quoted prices for identical assets or liabilities in markets that are not active.

Level 3:         Unobservable inputs based on our assessment of the assumptions that market participants would use in pricing the asset or liability.

The following table presents information about the Company’s assets that are measured at fair value on a recurring basis at March 31, 2020 and December 31, 2019, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

		March 31,	December 31,
Description	Level	2020	2019
Assets:
Trust Account – U.S. Treasury Securities Money Market Fund	1	$71,786,097	$215,385,757

8. FAIR VALUE MEASUREMENTS

The Company follows the guidance in ASC 820 for its financial assets and liabilities that are re-measured and reported at fair value at each reporting period, and non-financial assets and liabilities that are re-measured and reported at fair value at least annually.

The fair value of the Company’s financial assets and liabilities reflects management’s estimate of amounts that the Company would have received in connection with the sale of the assets or paid in connection with the transfer of the liabilities in an orderly transaction between market participants at the measurement date. In connection with measuring the fair value of its assets and liabilities, the Company seeks to maximize the use of observable inputs (market data obtained from independent sources) and to minimize the use of unobservable inputs (internal assumptions about how market participants would price assets and liabilities). The following fair value hierarchy is used to classify assets and liabilities based on the observable inputs and unobservable inputs used in order to value the assets and liabilities:

Level 1: Quoted prices in active markets for identical assets or liabilities. An active market for an asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2: Observable inputs other than Level 1 inputs. Examples of Level 2 inputs include quoted prices in active markets for similar assets or liabilities and quoted prices for identical assets or liabilities in markets that are not active.

Level 3: Unobservable inputs based on our assessment of the assumptions that market participants would use in pricing the asset or liability.

The following table presents information about the Company’s assets that are measured at fair value on a recurring basis at December 31, 2019 and 2018, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

		December 31,	December 31,
Description	Level	2019	2018
Assets:
Trust Account – U.S. Treasury Securities Money Market Fund	1	$215,385,757	$212,916,691

See Note 1 for details on the subsequent redemptions and adjustment to the Trust Account.